NUVEEN GROWTH OPPORTUNITIES ETF

SUPPLEMENT DATED JANUARY 7, 2026

TO THE PROSPECTUS DATED FEBRUARY 28, 2025

Effective January 7, 2026, Scott M. Tonneson, CFA, has been named a portfolio manager of the Nuveen Growth Opportunities ETF (the “Fund”), and Terrence Kontos, CFA, is no longer a portfolio manager of the Fund. Therefore, all references to Terrence Kontos are hereby removed from the Fund’s portfolio management team disclosure in the Prospectus. Karen Hiatt, CFA, will continue to serve as portfolio manager for the Fund. Accordingly, the following information supplements the “Portfolio Managers” description under the “Management” section of the Fund’s Summary Prospectus and the “Fund Management—Who Manages the Funds” section of the Fund’s Prospectus.

Scott M. Tonneson, CFA, is a Managing Director, Portfolio Manager at Nuveen Asset Management, LLC (“NAM”) (portfolio management of equity portfolios and research). He joined NAM* in 2007 and has total industry experience since 1994.

* Including tenure at affiliate or predecessor firms, as applicable.

There are no other changes to the Fund’s portfolio management team, and there are no changes to the Fund’s investment objectives, principal investment strategies or principal risks.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-NUGOPRO-0126P

NUVEEN GROWTH OPPORTUNITIES ETF

SUPPLEMENT DATED JANUARY 7, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2025

1.

Effective January 7, 2026, Scott M. Tonneson, CFA, has been named a portfolio manager of the Nuveen Growth Opportunities ETF (the “Fund”). Accordingly, his name has been added, with respect to the Fund, under the “Service Providers—Portfolio Managers” section of the Fund’s Statement of Additional Information (“SAI”).

2.

Effective January 7, 2026, Terrence Kontos, CFA, is no longer a portfolio manager of the Fund. Therefore, all references to Terrence Kontos are hereby removed from the SAI. Karen Hiatt, CFA, will continue to serve as portfolio manager for the Fund.

3.

The following table, which includes the other accounts managed by Scott M. Tonneson as of August 31, 2025, supplements the information set forth under “Other Accounts Managed by the Portfolio Managers” in the same section of the SAI:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Nuveen Growth Opportunities ETF

Scott M. Tonneson	Registered Investment Companies	1	$146.90	0	$0

	Other Pooled Investment Vehicles	1	$23.11	0	$0

	Other Accounts	662	$587.21	0	$0

In addition, the following sentence supplements the information set forth under “Beneficial Ownership of Securities by the Portfolio Managers” in the SAI:

As of December 31, 2025, Scott M. Tonneson, CFA, did not beneficially own any shares of the Fund.

PLEASE KEEP THIS WITH YOUR SAI

FOR FUTURE REFERENCE

NGN-SAINUGO-0126P